Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	€ 2,678	€ 1,718
Banks and other credit institutions	2,926,469	20,914,555
Banks and other credit institutions, foreign currency	110,876,659	1,342,004
Other cash equivalents	59,493	79,744
Total	€ 113,865,299	€ 22,338,021	[1],[2]	€ 6,447,332		€ 2,286,852

[1]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.